Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of June 30,
	2019	2018
Buildings	$9,492,699	$9,794,094
Machinery and equipment	9,543,080	8,309,138
Office equipment and furniture	676,748	525,886
Automobiles	765,214	622,720
Leasehold improvements	5,126,219	3,985,511
Construction-in-progress (“CIP”) (1)	15,787,348	2,375,461
Total	41,391,308	25,612,810
Less: accumulated depreciation	(5,874,940)	(4,662,125)
Property, plant and equipment, net	$35,516,368	$20,950,685

Schedule of Future Minimum Capital Expenditures
	Capital expenditure commitment on Meijia	Capital expenditure commitment on Dongguan Jiasheng	Total
2020	$4,200,000	$6,000,000	$10,200,000
2021	-	1,500,000	1,500,000
Total	$4,200,000	$7,500,000	$11,700,000